Note 1 - Basis of Presentation and General Information (Details Textual) - USD ($)	9 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Shareholders Ownership, Percentage		58.90%
Disposal Group, Disposed of Other than by Sale, Not Discontinued Operation, Spinoff [Member] | Due From Former Parent Company [Member]
Cash Retained From Spin Off Transaction	$ 13,129,541